Note 5 - Accounts and Grants Receivable	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

	December 31, 2020	December 31, 2019
Trade receivable	$973,852	$816,226
Government grants receivable (Note 14)	-	22,276
	$973,852	$838,502

As at
December 31, 2020,
the Company had accounts receivable of
$197,126
(
2019
-
$133,740
) greater than
30
days overdue and
not
impaired.